Mortgage Loans on Real Estate (Commercial Mortgage Loan Portfolio Summarized by Geographic Region and Property Type) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commercial Mortgage Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal outstanding	$ 3,560,903	$ 3,633,131
Percent	100.00%	100.00%
Commercial Mortgage Loans | East
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal outstanding	$ 502,659	$ 614,406
Percent	14.10%	16.90%
Commercial Mortgage Loans | Middle Atlantic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal outstanding	$ 280,993	$ 293,494
Percent	7.90%	8.10%
Commercial Mortgage Loans | Mountain
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal outstanding	$ 416,307	$ 452,818
Percent	11.70%	12.50%
Commercial Mortgage Loans | New England
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal outstanding	$ 73,631	$ 60,172
Percent	2.10%	1.60%
Commercial Mortgage Loans | Pacific
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal outstanding	$ 858,812	$ 863,879
Percent	24.10%	23.80%
Commercial Mortgage Loans | South Atlantic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal outstanding	$ 934,007	$ 785,679
Percent	26.20%	21.60%
Commercial Mortgage Loans | West North Central
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal outstanding	$ 205,568	$ 235,864
Percent	5.80%	6.50%
Commercial Mortgage Loans | West South Central
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal outstanding	$ 288,926	$ 326,819
Percent	8.10%	9.00%
Commercial Mortgage Loans | Office
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal outstanding	$ 378,713	$ 315,374
Percent	10.60%	8.70%
Commercial Mortgage Loans | Medical Office
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal outstanding	$ 10,265	$ 10,827
Percent	0.30%	0.30%
Commercial Mortgage Loans | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal outstanding	$ 896,351	$ 1,016,101
Percent	25.20%	28.00%
Commercial Mortgage Loans | Industrial/Warehouse
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal outstanding	$ 866,623	$ 924,779
Percent	24.30%	25.40%
Commercial Mortgage Loans | Apartment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal outstanding	$ 912,984	$ 864,580
Percent	25.60%	23.80%
Commercial Mortgage Loans | Hotel
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal outstanding	$ 285,271	$ 283,500
Percent	8.00%	7.80%
Commercial Mortgage Loans | Mixed Use/Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal outstanding	$ 210,696	$ 217,970
Percent	6.00%	6.00%
Agricultural Mortgage Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal outstanding	$ 567,630	$ 408,135
Residential Mortgage Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal outstanding	$ 2,807,652	$ 1,652,910